Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods	¥ 232,671		¥ 136,494
Raw materials	185,344		95,481
Inventories	¥ 418,015	$ 60,044	¥ 231,975